Condensed Interim Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Cash flows from operating activities
Net income (loss) for the period	$ 10,757	$ (3,655)
Items not affecting cash and cash equivalents:
Deconsolidation of German subsidiaries (note 14)	(11,293)
Depreciation and amortization	341	325
Share-based compensation costs	1	6
Loss on disposal of property and equipment	8
Employee future benefits		86
Amortization of deferred revenues		(25)
Change in fair value of warrant and DSU liabilities	(554)	30
Other non-cash items	(18)	26
Changes in operating assets and liabilities (note 11)	(1,419)	1,327
Net cash used in operating activities	(2,177)	(1,880)
Cash flows from financing activities
Payments on lease liabilities	(82)	(200)
Net cash used in financing activities	(82)	(200)
Cash flows from investing activities
Deconsolidation of German subsidiaries (note 14)	(30)
Purchase of property and equipment	(2)	(615)
Proceeds on disposal of property and equipment	9	4
Changes in restricted cash equivalents		(4)
Net cash used in investing activities	(23)	(615)
Effect of exchange rate changes on cash and cash equivalents	(20)	60
Net change in cash and cash equivalents	(2,302)	(2,635)
Cash and cash equivalents – Beginning of period	7,307	16,393
Cash and cash equivalents – End of period	$ 5,005	$ 13,758